Income tax - Deferred taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets (liabilities)
Tax losses carried forward	¥ 29,046	¥ 51,391
Allowance for doubtful accounts	13,712	11,980
Accrued payroll and other expenses	14,071	9,178
Inventory write-down	5,014	4,561
Deferred revenue	174,098	157,361
Operating lease liabilities	303,059	391,748
Property and equipment	41,005	47,337
Excessive advertising and promotional expenses	37,762	35,185
Others	11,240	2,562
Total gross deferred tax assets	629,007	711,303
Valuation allowance on deferred tax assets	(64,707)	(74,850)	¥ (77,372)
Deferred tax assets, net of valuation allowance	564,300	636,453
Contract costs	(33,567)	(29,853)
Operating lease right-of-use assets	(277,137)	(375,723)
Deferred tax liabilities	(310,704)	(405,576)
Net deferred tax assets	¥ 253,596	¥ 230,877